UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07510

                   ACM MUNICIPAL SECURITIES INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (Unaudited)

                                                         Principal
                                                            Amount
                                                             (000)         Value
                                                         ---------   -----------
Long-Term Municipal Bonds - 163.3%
Alabama - 5.8%
Jefferson Cnty Wtr and Swr Rev
   FGIC Ser 02B
   Prerefunded 8/01/12 @ 100
   5.00%, 2/01/41.....................................      $1,535   $ 1,644,691
Jefferson Cnty Wtr and Swr Rev
   FGIC Ser 02B
   5.00%, 2/01/41.....................................       2,465     2,655,865
Jefferson Cnty Ltd Obligation
   Sch Warrants Ser 04A
   5.25%, 1/01/18.....................................       1,300     1,382,030
   5.25%, 1/01/23.....................................         525       553,445
Montgomery Spl Care Fac Fin Auth
   (Baptist Med Ctr) Ser 04C
   5.25%, 11/15/29....................................       1,000     1,105,010
                                                                     -----------
                                                                       7,341,041
                                                                     -----------

Alaska - 8.4%
Alaska International Airport
   MBIA Ser 03B
   5.00%, 10/01/26....................................       1,000     1,035,320
Alaska Muni Bond Bank Auth
   MBIA Ser 03E
   5.25%, 12/01/26....................................       3,000     3,208,110
Alaska Muni Bond Bank Auth
   MBIA Ser 04G
   5.00%, 2/15/22.....................................       1,585     1,664,060
Anchorage Alaska
   Wastewater Rev MBIA
   5.125%, 5/01/29....................................       2,300     2,412,470
Four Dam Pool Alaska
   Ser 04
   5.25%, 7/01/25 ....................................       2,195     2,277,993
                                                                     -----------
                                                                      10,597,953
                                                                     -----------

Arizona - 2.3%
Arizona Cap Facs Fin Corp
   (Arizona St Univ Proj)
   6.25%, 9/01/32 ....................................       1,550     1,604,235
Phoenix Civic Impt Corp
   Wastewater Sys Rev (JR Lien)
   MBIA Ser 04
   5.00%, 7/01/23.....................................       1,250     1,316,575
                                                                     -----------
                                                                       2,920,810
                                                                     -----------

California - 15.6%
Burbank Redev Agy
   FGIC Ser 03
   5.625%, 12/01/28...................................       2,700     2,990,304
California Dept of Wtr
   Ser 02A
   5.375%, 5/01/22 ...................................       2,000     2,217,580

                                                         Principal
                                                            Amount
                                                             (000)         Value
                                                         ---------   -----------
California St
   GO Ser 03
   5.00%, 2/01/32.....................................     $ 2,450   $ 2,516,224
   5.00%, 2/01/33.....................................       1,100     1,129,029
Golden St
   Tobacco Settlement XLCA Ser 03B
   5.50%, 6/01/33 ....................................       3,000     3,335,520
Golden St
   Tobacco Settlement RADIAN Ser 03B
   5.50%, 6/01/43 ....................................       2,250     2,501,640
Pomona Lease Rev
   AMBAC Ser 03
   5.50%, 6/01/24 ....................................       1,465     1,619,396
   5.50%, 6/01/34 ....................................       3,000     3,273,990
                                                                     -----------
                                                                      19,583,683
                                                                     -----------
Colorado - 3.3%
Colorado Toll Rev
   (Hwy E-470) Ser 00
   Zero coupon, 9/01/35...............................      10,000     1,276,600
Colorado Hlth Facs Auth Rev
   (Parkview Med Ctr) Ser 04
   5.00%, 9/01/25.....................................         760       770,017
Northwest Colorado Metro Dist No 3
   GO Ltd Tax
   6.125%, 12/01/25...................................         500       504,030
Park Creek Metro Dist Rev
   Ltd Senior Lien Property Tax
   5.25%, 12/01/25....................................       1,160     1,193,141
Todd Creek Farms Metro Dist No 1
   Wtr and Wastewater Rev Ser 04
   6.125%, 12/01/19...................................         400       398,404
                                                                     -----------
                                                                       4,142,192
                                                                     -----------
Florida - 19.9%
Florida Hsg Fin Corp Rev MFHR
   (Westlake Apts) FSA Ser 02-D1 AMT
   5.40%, 3/01/42.....................................       8,780     8,952,527
Lee Cnty Hlth Care Fac Rev
   (Shell Point Village Proj) Ser 99A
   5.50%, 11/15/29....................................       3,670     3,707,581
Miami Beach Hlth Fac Rev
   (Mount Sinai Med Ctr)
   6.75%, 11/15/24(a).................................       2,000     2,236,620
Miami-Dade Cnty Spl Oblig
   MBIA Ser 04B
   5.00%, 4/01/24.....................................       4,000     4,202,040
Orange Cnty Hlth Fac Auth Rev
   (Orlando Regl Healthcare) Ser 02
   5.75%, 12/01/32....................................       1,400     1,571,682

                                                         Principal
                                                            Amount
                                                             (000)         Value
                                                         ---------   -----------
Osceola Cnty Sch Brd Ctfs
   FGIC Ser 04A
   5.00%, 6/01/22.....................................      $2,815   $ 2,981,648
UCF Assn Ctfs
   FGIC Ser 04A
   5.125%, 10/01/24...................................       1,325     1,409,191
                                                                     -----------
                                                                      25,061,289
                                                                     -----------

Hawaii - 2.0%
Hawaii Elec Rev
   XLCA Ser 03B AMT
   5.00%, 12/01/22....................................       2,500     2,580,275
                                                                     -----------

Illinois - 10.5%
Chicago
   GO FSA Ser 04A
   5.00%, 1/01/25.....................................       2,165     2,258,268
Chicago Arpt Rev
   (O'Hare Intl Arpt) XLCA Ser B-1
   5.25%, 1/01/34............,,,......................       3,100     3,246,878
Chicago Hsg Agy SFMR
   (Mortgage Rev) GNMA/FNMA
   Ser 02B AMT
   6.00%, 10/01/33....................................         700       721,896
Chicago Park Dist
   GO (Ltd Tax) AMBAC Ser 04A
   5.00%, 1/01/25.....................................       2,585     2,702,204
Cook Cnty Sch Dist
   FSA Ser 04
   4.60%, 12/01/20(b).................................       1,000       952,250
Illinois Fin Auth
   (Loyola Univ Chicago) XLCA Ser 04A
   5.00%, 7/01/24....,,,..............................       1,495     1,560,645
Metropolitan Pier & Exposition Rev
   (McCormick Pl) MBIA Ser 02A
   5.25%, 6/15/42.....................................       1,750     1,838,148
                                                                     -----------
                                                                      13,280,289
                                                                     -----------

Indiana - 2.5%
Hendricks Cnty Bldg Facs
   GO Ser 04
   5.50%, 7/15/21.....................................       1,045     1,147,661
Indiana Bd Bk Rev
   FSA Ser 04B
   5.00%, 2/01/21.....................................       1,100     1,158,465
Indiana St Dev Fin Auth Rev
   (Inland Steel Co) Exempt Facs
   5.75%, 10/01/11....................................         865       888,831
                                                                     -----------
                                                                       3,194,957
                                                                     -----------

                                                         Principal
                                                            Amount
                                                             (000)         Value
                                                         ---------   -----------
Louisiana - 0.9%
New Orleans
   GO MBIA
   5.25%, 12/01/20....................................     $ 1,000   $ 1,078,760
                                                                     -----------

Massachusetts - 10.3%
Mass GO Ser 02
   Prerefunded 11/01/12 @ 100
   5.25%, 11/01/30....................................       3,310     3,603,266
Mass GO Ser 02
   5.25%, 11/01/30....................................       1,690     1,839,734
Mass Hlth & Ed Fac Hosp Rev
   (New England Med Ctr) MBIA Ser 94
   7.09%, 7/01/18(c)..................................       5,000     5,074,700
Mass Hsg Fin Agy MFHR
   (Rental Rev) AMBAC Ser 00A AMT
   6.00%, 7/01/41.....................................       1,740     1,850,786
Mass Hsg Fin Agy MFHR
   (Rental Rev) MBIA Ser 00H AMT
   6.65%, 7/01/41.....................................         545       587,112
                                                                     -----------
                                                                      12,955,598
                                                                     -----------

Michigan - 5.3%
Kent Hosp Fin Auth
   5.75%, 7/01/25.....................................         310       328,702
Michigan St Hosp Rev
   (Trinity Hlth) Ser 00A
   6.00%, 12/01/27 ...................................       3,000     3,280,110
Saginaw Hosp Fac Rev
   (Covenant Med Ctr) Ser 00F
   6.50%, 7/01/30.....................................       2,775     3,032,603
                                                                     -----------
                                                                       6,641,415
                                                                     -----------

Minnesota - 1.4%
Shakopee Health Care Facs Rev
   (St Francis Regl Med Ctr) Ser 04
   5.10%, 9/01/25.....................................       1,200     1,231,812
St. Paul Hsg & Redev Auth Hosp Rev
   Hlth Hosp Nursinghome Impr
   6.00%, 11/15/25....................................         500       536,620
                                                                     -----------
                                                                       1,768,432
                                                                     -----------

Mississippi - 4.1%
Adams Cnty Poll Ctl Rev
   (International Paper Co) Ser 99 AMT
   6.25%, 9/01/23.....................................       1,000     1,067,730
Gulfport Hosp Fac Rev
   (Mem Hosp at Gulfport Proj) Ser 01A
   5.75%, 7/01/31.....................................       4,000     4,106,200
                                                                     -----------
                                                                       5,173,930
                                                                     -----------

                                                         Principal
                                                            Amount
                                                             (000)         Value
                                                         ---------   -----------
Nevada - 1.7%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
   RADIAN Ser 03A
   5.00%, 9/01/23.....................................     $ 2,100   $ 2,151,807
                                                                     -----------

New Jersey - 6.2%
Morris-Union Jointure Commission
   Ctfs of Participation Ser 04 RADIAN
   5.00%, 5/01/24.....................................       2,000     2,076,340
New Jersey Eco Dev Auth
   (Cigarette Tax) Ser 04 FGIC
   5.00%, 6/15/12.....................................       1,745     1,855,249
New Jersey St Edl Fac Auth Rev
   AMBAC Ser 02A-213
   5.84%, 9/01/21(a)(c)(d)............................       3,400     3,915,644
                                                                     -----------
                                                                       7,847,233
                                                                     -----------

New Mexico - 4.9%
Dona Ana Cnty Tax Rev
   AMBAC Ser 03
   5.25%, 5/01/25.....................................         500       531,185
University of New Mexico
   FSA FHA Ser 04
   5.00%, 1/01/24.....................................       2,235     2,328,334
   5.00%, 7/01/24.....................................       3,195     3,328,423
                                                                     -----------
                                                                       6,187,942
                                                                     -----------

New York - 4.7%
Erie Cnty Indl Dev Agy Sch Fac Rev
   (Buffalo Sch Dist Proj) Ser 04 FSA
   5.75%, 5/01/23.....................................         950     1,072,835
   5.75%, 5/01/24.....................................         810       914,117
New York City
   GO Ser 04I
   5.00%, 8/01/21.....................................       3,300     3,450,975
New York City Indl Dev Agy Rev
   (British Airways) Ser 98 AMT
   5.25%, 12/01/32....................................         500       437,570
                                                                     -----------
                                                                       5,875,497
                                                                     -----------

North Carolina - 3.9%
Charlotte NC Arpt Rev
   MBIA Ser 04
   5.25%, 7/01/24.....................................       1,000     1,072,250
North Carolina Eastern Muni Power Agy
   (Power Sys Rev) AMBAC Ser 05A
   5.25%, 1/01/20.....................................       3,500     3,801,210
                                                                     -----------
                                                                       4,873,460
                                                                     -----------

North Dakota - 1.7%
North Dakota Hsg Fin Agy SFMR
   (Mortgage Rev) Ser 98E AMT
   5.25%, 1/01/30.....................................       2,085     2,120,257
                                                                     -----------

                                                         Principal
                                                            Amount
                                                             (000)         Value
                                                         ---------   -----------
Ohio - 6.2%
Cuyahoga Cnty Hosp Fac Rev
   (University Hosp Hlth) Ser 00
   7.50%, 1/01/30.....................................     $ 2,400   $ 2,665,104
Fairfield Cnty Hosp Fac Rev
   (Fairfield Med Ctr Proj) RADIAN Ser 03
   5.00%, 6/15/23.....................................       1,255     1,289,337
Ohio Hsg Fin Agy MFHR
   (Mortgage Rev) GNMA Ser 97 AMT
   6.15%, 3/01/29.....................................       3,225     3,299,304
Port Auth Columbiana Cnty Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25....................................         500       502,415
                                                                     -----------
                                                                       7,756,160
                                                                     -----------

Oregon - 1.2%
Forest Grove
   Campus Impr (Pacific Proj)
   RADIAN Ser A
   5.00%, 5/01/28.....................................       1,420     1,457,971
                                                                     -----------

Pennsylvania - 4.3%
Pennsylvania Parking Facs Rev
   (30th St Station) ACA Ser 02 AMT
   5.875%, 6/01/33....................................       2,050     2,156,539
Philadelphia Gas Wks Rev
   AGC Ser 04
   5.25%, 9/01/19.....................................       2,045     2,204,367
   5.25%, 8/01/21.....................................       1,000     1,075,850
                                                                     -----------
                                                                       5,436,756
                                                                     -----------

Rhode Island - 2.3%
Rhode Island Hlth & Edl Bldg Corp Rev
   (Times2 Academy) LOC-Citizens Bank Ser 04
   5.00%, 12/15/24....................................       1,745     1,773,634
Rhode Island Hlth & Edl Bldg Corp Rev
   (Univ of Rhode Island) AMBAC Ser 04A
   5.50%, 9/15/24.....................................       1,000     1,096,910
                                                                     -----------
                                                                       2,870,544
                                                                     -----------

South Carolina - 1.4%
Newberry Cnty Sch Dist Proj
   5.00%, 12/01/27....................................       1,560     1,607,549
   5.00%, 12/01/30....................................         165       166,520
                                                                     -----------
                                                                       1,774,069
                                                                     -----------

Tennessee - 8.3%
Johnson City Tenn Hlth & Edl Facs Brd Hosp Rev
   (Mountain States Health Alliance)  Ser 06A
   5.50%, 7/01/31.....................................         640       664,640

                                                         Principal
                                                            Amount
                                                             (000)         Value
                                                         ---------   -----------
Tenn Ed Loan Rev
   (Educational Funding of South)
   Ser 97B AMT
   6.20%, 12/01/21 ...................................      $9,600   $ 9,790,272
                                                                     -----------
                                                                      10,454,912
                                                                     -----------

Texas - 16.8%
Dallas TX Arpt Rev
   (Fort Worth Intl Arpt) MBIA
   Ser 03A AMT
   5.25%, 11/01/25 ...................................       2,000     2,086,400
Garza Cnty
   Pub Fac Corp Proj Rev
   5.50%, 10/01/19 ...................................         255       265,024
Harris Cnty
   Ser 03
   5.00%, 10/01/23 ...................................       1,400     1,460,522
Harris Cnty Toll Rev
   FSA Ser 02
   5.125%, 8/15/32 ...................................       5,000     5,195,200
Hidalgo Cnty Hlth Svcs
   (Mission Hosp Inc Proj) Ser 05
   5.00%, 8/15/14 ....................................          80        81,750
   5.00%, 8/15/15 ....................................         185       188,426
   5.00%, 8/15/19 ....................................          60        60,671
Lewisville TX Combination Contract Rev Spl Assessment
   (Castle Hills Pub Impr Proj) ACA
   6.00%, 10/01/25 ...................................         550       600,061
Lower Colorado Riv Auth
   AMBAC Ser 03
   5.25%, 5/15/25 ....................................       1,800     1,902,384
Lower Colorado Riv Auth
   MBIA Ser 02
   5.00%, 5/15/31 ....................................       1,500     1,546,980
Matagorda Cnty Rev
   (Centerpoint Energy Houston Electric LLC)
   Ser 04
   5.60%, 3/01/27 ....................................       1,000     1,037,850
MC Allen Wtr & Swr Rev
   5.25%, 02/01/21 ...................................       1,605     1,735,150
   5.25%, 02/01/22 ...................................       1,610     1,734,292
Richardson Hosp Auth Rev
   (Richardson Med Ctr) Ser 04
   6.00%, 12/01/19 ...................................         915       996,462
   5.875%, 12/01/24 ..................................       1,155     1,221,239
Seguin Ed Fac Rev
   (Texas Lutheran Univ) Ser 04
   5.25%, 9/01/28 ....................................       1,000     1,013,740
                                                                     -----------
                                                                      21,126,151
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)          Value
                                                        ---------   ------------
Utah - 2.1%
Davis Cnty Sales Tax Rev
   AMBAC Ser 03B
   5.25%, 10/01/23 ..................................      $1,005   $  1,073,642
Salt Lake City Wtr Rev
   AMBAC Ser 04
   5.00%, 7/01/23 ...................................       1,500      1,578,810
                                                                    ------------
                                                                       2,652,452
                                                                    ------------

Washington - 1.2%
Seattle Hsg Auth Rev MFHR
   (Wisteria Ct Proj) GNMA Ser 03
   5.20%, 10/20/28 ..................................       1,475      1,524,899
                                                                    ------------

Wisconsin - 4.1%
Wisconsin GO Ser 03
   5.00%, 11/01/26 ..................................       3,700      3,801,565
Wisconsin Hlth & Edl Fac Auth Rev
   (Bell Tower Residence Proj) Ser 05
   LOC-Allied Irish Bank PLC
   5.00%, 7/01/20 ...................................       1,300      1,343,316
                                                                    ------------
                                                                       5,144,881
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $198,293,035) ..............................                205,575,615
                                                                    ------------

Short-Term Municipal Bonds(e) - 6.6%

Alaska - 0.8%
Valdez Alaska Marine Term Rev
   (BP Pipelines Proj) Ser 03B
   3.08%, 7/01/37 ...................................       1,000      1,000,000
                                                                    ------------

Massachusetts - 1.4%
Massachusetts State GO
   (Central Artery) Ser 00B
   3.08%, 12/01/30 ..................................       1,800      1,800,000
                                                                    ------------

Mississippi - 4.4%
Jackson Cnty Port Facs Rev
   (Chevron USA Inc Proj)
   3.08%, 6/01/23 ...................................       5,500      5,500,000
                                                                    ------------
Total Short-Term Municipal Bonds
   (cost $8,300,000) ................................                  8,300,000
                                                                    ------------

                                                       Principal
                                                          Amount
                                                           (000)          Value
                                                       ---------   ------------
Short-Term Investment(e) - 0.2%
Time Deposit - 0.2%
The Bank of New York
   3.25% 2/01/06
   (cost $203,000) .................................        $203   $    203,000
                                                                   ------------
Total Investments - 170.1%
   (cost $206,796,035) .............................                214,078,615
Other assets less liabilities - 1.4% ...............                  1,778,566
Preferred Stock, at redemption value - (71.5)% .....                (90,000,000)
                                                                   ------------
Net Assets Applicable to Common Shareholders -
   100%(f)..........................................               $125,857,181
                                                                   ============

(a)  Private placement.

(b)  Initial coupon is presented. Coupon after 12/01/07 will be 5.00%.

(c) Inverse Floater Security - Security with variable interest rate that moves in the opposite direction of short-term interest rates.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the market value of this security amounted to $3,915,644 or 3.1% of net assets applicable to common shareholders.

(e)  Variable rate coupon, rate shown is the rate in effect at January 31, 2006.

(f) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary of Terms:

ACA      - American Capital Access (Financial Guaranty Corporation)
AGC      - American Guaranty Corporation
AMBAC    - American Municipal Bond Assurance Corporation
AMT      - Alternative Minimum Tax
FGIC     - Financial Guaranty Insurance Company
FHA      - Federal Housing Administration
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance, Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
LOC      - Letter of Credit
MBIA     - Municipal Bond Investors Assurance Corporation
MFHR     - Multi-Family Housing Revenue
RADIAN   - Radian Group, Inc.
SFMR     - Single Family Mortgage Revenue
XLCA     - XL Capital Assurance, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Municipal Securities Income Fund, Inc.


By: /s/ Marc O. Mayer
    ----------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ----------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
    ----------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006